Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Disclosure of components of income before taxes	Income before taxes

($ millions)	2023	2022	2021
Switzerland	359	234	680
Foreign	473	229	(262)
Total income before taxes	832	463	418

Disclosure of components of current and deferred income tax expense
Current and deferred income tax income/(expense)

($ millions)	2023	2022	2021
Switzerland	(74)	(17)	(118)
Foreign	(93)	(146)	(116)
Current income tax (expense)	(167)	(163)	(234)
Switzerland	313	53	45
Foreign	(4)	(18)	147
Deferred tax income	309	35	192
Total income tax income/(expense)	142	(128)	(42)

Disclosure of reconciliation of tax rate	The main elements contributing to the difference between Alcon's overall applicable tax rate and the effective tax rate are summarized in the below table.

	2023		2022		2021
($ millions unless indicated otherwise)(1)		%		%		%
Applicable tax rate	(168)	20.2%	(104)	22.5%	(39)	9.3%
Effect of disallowed expenditures	(7)	0.8%	(13)	2.8%	(10)	2.4%
Effect of equity-based compensation	(3)	0.4%	(13)	2.8%	(7)	1.7%
Effect of tax credits and allowances	12	(1.4)%	11	(2.4)%	9	(2.2)%
Effect of deductibility of a statutory expense in Switzerland(2)	568	(68.3)%	23	(5.0)%	38	(9.1)%
Effect of adjustments to contingent consideration and other liabilities	2	(0.2)%	3	(0.6)%	7	(1.7)%
Effect of changes in uncertain tax positions(3)	(271)	32.6%	10	(2.2)%	(39)	9.3%
Effect of previously unrecognized tax loss carryforward	11	(1.3)%	—	—%	—	—%
Effect of 2022 APA on prior years	6	(0.7)%	(37)	8.0%	—	—%
Effect of non-deductible amortization	(8)	1.0%	(7)	1.5%	—	—%
Effect of other items	(6)	0.7%	2	(0.4)%	(7)	1.7%
Effect of prior year items	6	(0.7)%	(3)	0.6%	6	(1.4)%
Effective tax rate	142	(17.1)%	(128)	27.6%	(42)	10.0%
(1)Percentages may not sum due to rounding.
(2)Includes agreements for fiscal years 2023, 2022 and 2021. 2023 also includes a long-term Swiss Tax Agreement; however, it is uncertain whether Alcon will obtain a similar treatment for future years for a portion of the benefit.
(3)Primarily includes the net effect of partial reserves and benefits recognized for the deductibility of statutory expenses in Switzerland. 2023 also includes the release of reserves in US and Germany following the conclusion of tax audits and other items. 2021 also relates to international transfer pricing.